T. ROWE PRICE U.S. High Yield Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 14.5% (1)
Consumer Goods 1.8%
Journey Personal Care, FRN, 3M TSFR + 4.25%, 9.691%, 3/1/28  4,886 4,762
Naked Juice, FRN, 3M TSFR + 6.00%, 11.448%, 1/24/30  4,706 3,782
8,544
Energy 1.2%
GIP III STETSON I, FRN, 1M TSFR + 4.25%, 9.676%, 10/31/28  4,176 4,186
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.176%, 3/11/26  1,485 1,476
5,662
Financial Services 0.7%
Osaic Holdings, FRN, 1M TSFR + 4.50%, 9.826%, 8/17/28  1,135 1,134
Osaic Holdings, FRN, 1M USD LIBOR + 4.00%, 8/16/28 (2) 2,195 2,194
3,328
Health Care 0.9%
Surgery Center Holdings, FRN, 1M TSFR + 3.50%, 8.82%, 12/5/30  4,440 4,445
4,445
Leisure 1.5%
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.04%, 2/6/31  5,880 5,868
Life Time, FRN, 1M TSFR + 4.25%, 9.824%, 1/15/26  1,095 1,099
6,967
Media 1.0%
Magnite, FRN, 1M TSFR + 4.50%, 9.787%, 2/6/31  4,590 4,578
4,578
Retail 0.1%
Victoria's Secret, FRN, 3M TSFR + 3.25%, 8.888%, 8/2/28  540 539
539
Services 2.3%
KNS Midco, FRN, 1M TSFR + 6.25%, 11.691%, 4/21/27  4,325 3,762
Staples, FRN, 3M USD LIBOR + 5.00%, 10.44%, 4/16/26  2,448 2,386
Vestis, FRN, 1M USD LIBOR + 2.25%, 2/15/31 (2) 4,750 4,744
10,892
Technology & Electronics 2.7%
Applied Systems, FRN, 1M TSFR + 3.50%, 2/24/31 (2) 4,755 4,772
Open Text, FRN, 1M TSFR + 2.75%, 8.176%, 1/31/30  1,875 1,877
UKG, FRN, 1M TSFR + 3.50%, 8.814%, 2/10/31 (2) 4,745 4,747
UKG, FRN, 3M TSFR + 5.25%, 5/3/27 (2) 1,464 1,477
12,873
Transportation 2.0%
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.77%, 6/21/27  3,841 3,953
WestJet Loyalty, FRN, 1M TSFR + 3.75%, 9.068%, 2/14/31  5,390 5,343
9,296

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Utility 0.3%
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.826%, 5/17/30  1,554 1,557
1,557
Total Bank Loans (Cost $69,855) 68,681
CORPORATE BONDS 79.2%
Automotive 3.5%
Adient Global Holdings, 4.875%, 8/15/26 (3) 4,727 4,573
Clarios Global, 8.50%, 5/15/27 (3) 4,835 4,847
Ford Motor Credit, 4.00%, 11/13/30  1,320 1,167
Ford Motor Credit, 5.113%, 5/3/29  1,210 1,160
Jaguar Land Rover Automotive, 5.50%, 7/15/29 (3) 5,115 4,904
16,651
Basic Industry 6.2%
Camelot Return Merger Sub, 8.75%, 8/1/28 (3) 4,455 4,572
Element Solutions, 3.875%, 9/1/28 (3) 5,140 4,652
ERO Copper, 6.50%, 2/15/30 (3) 5,075 4,788
First Quantum Minerals, 6.875%, 10/15/27 (3) 4,575 4,355
LGI Homes, 8.75%, 12/15/28 (3) 4,425 4,619
Novelis, 3.875%, 8/15/31 (3) 855 721
White Cap Parent, (8.250% Cash or 9.00% PIK), 8.25%, 3/15/26 (3)
(4) 5,760 5,717
29,424
Capital Goods 5.6%
AAR Escrow Issuer, 6.75%, 3/15/29 (3) 4,815 4,857
ARD Finance, (6.500% Cash or 7.250% PIK), 6.50%, 6/30/27 (3)(4) 5,514 2,357
Bombardier, 7.875%, 4/15/27 (3) 4,670 4,670
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (3) 2,852 2,553
GrafTech Finance, 4.625%, 12/15/28 (3) 2,220 1,460
GrafTech Global Enterprises, 9.875%, 12/15/28 (3) 2,177 1,725
Sealed Air, 7.25%, 2/15/31 (3) 4,376 4,518
Trivium Packaging Finance, 8.50%, 8/15/27 (3) 4,670 4,530
26,670
Consumer Goods 4.2%
Coty, 4.75%, 1/15/29 (3) 5,170 4,860
Coty, 6.625%, 7/15/30 (3) 1,668 1,695
HLF Financing, 4.875%, 6/1/29 (3) 4,944 3,535
Sigma Holdco, 7.875%, 5/15/26 (3) 8,013 7,612
Tempur Sealy International, 3.875%, 10/15/31 (3) 2,798 2,319
20,021
Energy 19.3%
Ascent Resources Utica Holdings, 5.875%, 6/30/29 (3) 2,595 2,420
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (3) 3,585 3,634
Civitas Resources, 8.75%, 7/1/31 (3) 4,410 4,686

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Comstock Resources, 6.75%, 3/1/29 (3) 5,175 4,774
CVR Energy, 8.50%, 1/15/29 (3) 5,005 5,036
Enbridge, Series NC5, VR, 8.25%, 1/15/84 (5) 4,780 4,965
Encino Acquisition Partners Holdings, 8.50%, 5/1/28 (3) 5,047 5,022
Energy Transfer, VR, 8.00%, 5/15/54 (5) 5,075 5,266
Energy Transfer, Series F, VR, 6.75% (5)(6) 760 747
Energy Transfer, Series H, VR, 6.50% (5)(6) 5,090 5,071
EQM Midstream Partners, 4.50%, 1/15/29 (3) 2,865 2,679
EQM Midstream Partners, 4.75%, 1/15/31 (3) 2,220 2,062
Harvest Midstream I, 7.50%, 9/1/28 (3) 2,540 2,559
Hess Midstream Operations, 4.25%, 2/15/30 (3) 1,555 1,409
Howard Midstream Energy Partners, 6.75%, 1/15/27 (3) 4,655 4,637
Kinetik Holdings, 6.625%, 12/15/28 (3) 5,970 6,045
Kodiak Gas Services, 7.25%, 2/15/29 (3) 2,373 2,417
NGL Energy Operating, 8.125%, 2/15/29 (3) 4,825 4,855
PBF Holding, 7.875%, 9/15/30 (3) 4,740 4,847
Permian Resources Operating, 7.00%, 1/15/32 (3) 4,650 4,755
Sunoco, 4.50%, 5/15/29  2,700 2,477
Sunoco, 4.50%, 4/30/30  2,775 2,508
Tallgrass Energy Partners, 7.375%, 2/15/29 (3) 4,125 4,104
Weatherford International, 8.625%, 4/30/30 (3) 4,503 4,649
91,624
Financial Services 9.4%
Aretec Group, 10.00%, 8/15/30 (3) 8,305 9,042
Credit Acceptance, 9.25%, 12/15/28 (3) 5,010 5,279
FirstCash, 6.875%, 3/1/32 (3) 3,493 3,454
OneMain Finance, 7.875%, 3/15/30  4,850 4,929
Osaic Holdings, 10.75%, 8/1/27 (3) 7,395 7,635
PennyMac Financial Services, 7.875%, 12/15/29 (3) 5,047 5,161
PRA Group, 5.00%, 10/1/29 (3) 2,041 1,710
PRA Group, 8.375%, 2/1/28 (3) 2,680 2,620
Rocket Mortgage, 4.00%, 10/15/33 (3) 5,690 4,739
44,569
Health Care 3.1%
CHS, 8.00%, 3/15/26 (3) 2,496 2,474
CHS, 8.00%, 12/15/27 (3) 2,045 1,958
Heartland Dental, 10.50%, 4/30/28 (3) 4,360 4,562
IQVIA, 6.50%, 5/15/30 (3) 1,970 1,995
Pediatrix Medical Group, 5.375%, 2/15/30 (3) 4,305 3,831
14,820
Insurance 1.2%
Alliant Holdings Intermediate, 7.00%, 1/15/31 (3) 4,660 4,625
BroadStreet Partners, 5.875%, 4/15/29 (3) 1,265 1,169
5,794

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Leisure 4.1%
Carnival, 5.75%, 3/1/27 (3) 2,075 2,049
Carnival, 6.00%, 5/1/29 (3) 4,690 4,585
Carnival Holdings Bermuda, 10.375%, 5/1/28 (3) 4,265 4,649
Life Time, 5.75%, 1/15/26 (3) 3,674 3,628
Six Flags Entertainment, 7.25%, 5/15/31 (3) 4,658 4,681
19,592
Media 3.7%
CCO Holdings, 4.50%, 5/1/32  5,950 4,700
CCO Holdings, 5.125%, 5/1/27 (3) 2,075 1,961
CCO Holdings, 5.50%, 5/1/26 (3) 1,445 1,420
DISH Network, 11.75%, 11/15/27 (3) 4,406 4,593
Outfront Media Capital, 7.375%, 2/15/31 (3) 4,665 4,852
17,526
Real Estate 1.0%
Brookfield Property REIT, 4.50%, 4/1/27 (3) 5,315 4,677
4,677
Retail 5.0%
Bath & Body Works, 5.25%, 2/1/28  885 858
eG Global Finance, 12.00%, 11/30/28 (3) 4,605 4,818
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (3) 8,767 8,636
Michaels, 7.875%, 5/1/29 (3) 6,195 3,996
Victoria's Secret, 4.625%, 7/15/29 (3) 1,411 1,190
Yum! Brands, 3.625%, 3/15/31  4,855 4,260
23,758
Services 4.1%
PECF USS Intermediate Holding III, 8.00%, 11/15/29 (3) 5,205 2,264
Ritchie Bros Holdings, 6.75%, 3/15/28 (3) 2,475 2,524
Ritchie Bros Holdings, 7.75%, 3/15/31 (3) 2,045 2,145
Sabre GLBL, 11.25%, 12/15/27 (3) 6,650 6,251
Staples, 7.50%, 4/15/26 (3) 2,670 2,567
Williams Scotsman, 7.375%, 10/1/31 (3) 3,415 3,534
19,285
Technology & Electronics 1.0%
Seagate HDD Cayman, 8.25%, 12/15/29 (3) 2,285 2,442
Seagate HDD Cayman, 8.50%, 7/15/31 (3) 1,970 2,118
4,560
Telecommunications 2.2%
Consolidated Communications, 6.50%, 10/1/28 (3) 5,680 4,885
Telesat Canada, 6.50%, 10/15/27 (3) 4,080 1,755
Viasat, 6.50%, 7/15/28 (3) 5,050 3,724
10,364
Transportation 2.5%
American Airlines, 5.75%, 4/20/29 (3) 7,215 7,044
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  836 810

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
VistaJet Malta Finance, 6.375%, 2/1/30 (3) 5,315 3,880
11,734
Utility 3.1%
NRG Energy, VR, 10.25% (3)(5)(6) 4,730 5,008
Talen Energy Supply, 8.625%, 6/1/30 (3) 4,635 4,878
Vistra, VR, 8.00% (3)(5)(6) 4,831 4,831
14,717
Total Corporate Bonds (Cost $387,859) 375,786
PREFERRED STOCKS 0.6%
Financial Services 0.6%
Osaic Financial Services, 6.50%, 11/30/27  152 2,895
Total Preferred Stocks (Cost $2,727) 2,895
SHORT-TERM INVESTMENTS 7.8%
Money Market Funds 7.8%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 36,904 36,904
Total Short-Term Investments (Cost $36,904) 36,904
Total Investments in Securities 102.1%
(Cost $497,345) $ 484,266
Other Assets Less Liabilities (2.1)% (10,077)
Net Assets 100.0% $ 474,189

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$336,868 and represents 71.0% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Perpetual security with no stated maturity date.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
PIK Payment-in-kind
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 824+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 10,724  ¤  ¤ $ 36,904^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $824 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $36,904.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. High Yield Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. High Yield Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE U.S. High Yield Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 444,467 $ — $ 444,467
Preferred Stocks 2,895 — — 2,895
Short-Term Investments 36,904 — — 36,904
Total $ 39,799 $ 444,467 $ — $ 484,266
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1106-054Q3 02/24